Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
						To Be Well-
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2014
The Company
Total capital (to risk-weighted assets)	$59,168	17.43%	$27,152	8.00%	(1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	54,907	16.18	13,576	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	54,907	11.98	18,331	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$51,750	15.49%	$26,733	8.00%		$33,417	10.00%
Tier 1 capital (to risk-weighted assets)	47,536	14.23	13,367	4.00		20,050	6.00
Tier 1 capital (to average assets)	47,536	10.61	17,921	4.00		22,402	5.00

December 31, 2013
The Company
Total capital (to risk-weighted assets)	$52,631	15.80%	$26,655	8.00%	(1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	48,441	14.54	13,328	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	48,441	11.10	17,456	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$47,617	14.58%	$26,134	8.00%		$32,668	10.00%
Tier 1 capital (to risk-weighted assets)	43,508	13.32	13,067	4.00		19,601	6.00
Tier 1 capital (to average assets)	43,508	10.24	17,004	4.00		21,255	5.00